Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	May 31, 2023	May 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 631,125	$ 502,087
Less: accumulated depreciation	(101,077)	(62,038)
Property and equipment, net	530,049	440,049
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	31,123	14,075
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,530	1,626
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	56,357	59,883
Charging Stations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 542,115	$ 426,503